Equity Capital Structure (Details)									12 Months Ended
	Dec. 24, 2025 $ / shares shares	Oct. 27, 2025 USD ($) shares	Sep. 12, 2025 USD ($) shares	Jun. 25, 2025 USD ($) shares	Jun. 20, 2025 USD ($) shares	Jun. 18, 2025 USD ($) shares	Jun. 17, 2025 USD ($) shares	Apr. 14, 2025 USD ($) Vote $ / shares shares	Dec. 31, 2025 USD ($) Vote $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) shares	Dec. 16, 2025 USD ($)	Nov. 13, 2025 USD ($)	Apr. 07, 2025 $ / shares shares	Sep. 24, 2024 $ / shares shares
Equity Capital Structure [Abstract]
Capital stock, authorized (in shares)									3,900,000,000	1,000				3,900,000,000	1,000
Capital stock, par value (in dollars per share) | $ / shares	$ 0.001								$ 0.001	$ 0.001				$ 0.001	$ 0.001
Preferred shares, authorized (in shares)														100,000,000
Preferred shares, par value (in dollars per share) | $ / shares														$ 0.001
Working capital contribution | $								$ 10,356,450
Common shares, shares issued (in shares)	2,805,745							477,345	2,805,745	1,000
Weighted average number of common shares outstanding, basic (in shares)								477,345	1,492,097	477,345	477,345
Number of votes per share | Vote								1
Shares issued (in shares)		280,000	1,153,846	204,000	152,600	172,000	193,000
Reverse stock split ratio	0.2
Common shares, shares outstanding (in shares)	2,774,865							477,345	2,774,865	1,000
Treasury shares (in shares)	30,880								30,880	0
Gross proceeds from issuance of common shares | $		$ 7,000,000	$ 8,600,000	$ 3,600,000	$ 4,000,000	$ 4,500,000	$ 5,100,000
Net proceeds from issuance of common shares | $		$ 6,300,000	$ 7,700,000	$ 3,200,000	$ 3,600,000	$ 4,100,000	$ 4,200,000		$ 32,773,860	$ 0	$ 0
Share Repurchase Program [Member]
Equity Capital Structure [Abstract]
Repurchases of common stock classified as treasury shares (in shares)									30,880
Repurchases of common stock classified as treasury shares | $									$ 100,000
Maximum [Member] | Share Repurchase Program [Member]
Equity Capital Structure [Abstract]
Authorized amount of share repurchase program | $												$ 1,000,000
Pre-funded Warrants [Member]
Equity Capital Structure [Abstract]
Warrants issued (in shares)		1,028,000
Number of common shares called by warrants (in shares)									1,028,000
Warrants exercised (in shares)									0
Exercisable price (in dollars per share) | $ / shares									$ 0.001
Overallotment Option [Member]
Equity Capital Structure [Abstract]
Shares issued (in shares)			172,954
Gross proceeds from issuance of common shares | $			$ 1,100,000
ATM Offering Agreement [Member]
Equity Capital Structure [Abstract]
Sale of stock | $									$ 0
ATM Offering Agreement [Member] | Maximum [Member]
Equity Capital Structure [Abstract]
Common stock that can be sold under ATM | $													$ 75,000,000
Series A Preferred Shares [Member]
Equity Capital Structure [Abstract]
Preferred shares issued (in shares)								2,000,000	2,000,000
Preferred shares, stated amount (in dollars per share) | $ / shares								$ 25
Preferred shares, par value (in dollars per share) | $ / shares								0.001
Series B Preferred Shares [Member]
Equity Capital Structure [Abstract]
Preferred shares, authorized (in shares)									100,000,000	0
Preferred shares, par value (in dollars per share) | $ / shares								$ 0.001	$ 0.001	$ 0.001
Shares issued (in shares)								40,000
Voting power of preferred share in common shares (in shares)									100,000
Number of votes | Vote									100,000
Liquidation preference rights per share (in dollars per share) | $ / shares									$ 0.001